RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
RELATED PARTY DISCLOSURES

During the year ended December 31, 2020, the Company had related party transactions with the following companies, related by way of directors and key management personnel:

●	Linx Partners Ltd., a private company controlled by John Lee, Director, CEO and Executive Chairman of Prophecy, provides management and consulting services to the Company.

●	MaKevCo Consulting Inc., a private company 50% owned by Greg Hall, Director of The Company, provides consulting services to the Company.

●	Sophir Asia Ltd., a private company controlled by Masa Igata, Director of The Company, provides consulting services to the Company.

A summary of related party transactions by related party is as follows:

	Year Ended December 31,
Related parties	2020	2019	2018
Directors and officers	$1,536,167	$1,685,242	$1,265,152
Linx Partners Ltd.	740,000	371,000	401,044
MaKevCo Consulting Inc.	32,800	21,400	21,200
Sophir Asia Ltd.	26,100	19,600	19,100
	$2,335,067	$2,097,242	$1,706,496

A summary of the transactions by nature among the related parties is as follows:

	Year Ended December 31,
Related parties	2020	2019	2018
Consulting and management fees	$370,000	$218,500	$268,456
Directors' fees	108,600	103,805	70,378
Mineral properties	1,387,067	1,171,585	631,610
Salaries	469,400	603,352	736,052
	$2,335,067	$2,097,242	$1,706,496

As at December 31, 2020, amounts due to related parties were $1,800 (December 31, 2019 - $30,533;December 31, 2018 - $4,634) and included in accounts payable and accrued liabilities.